TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES

NOTE 3 - TRADE AND OTHER RECEIVABLES

	December 31,
	2018	2017
	U.S. dollars in thousands
Trade receivables:
Open accounts	$7,040	$6,048
Checks receivable	22	327
	7,062	6,375
Less - allowance for doubtful accounts	270	540
	6,792	5,835
Is presented in the statements of financial position as follows:
Under current assets	6,549	5,362
Under non-current assets	243	473
	$6,792	$5,835

	December 31,
	2018	2017
	U.S. dollars in thousands
Other receivables:
Institutions	$181	$330
Advances to suppliers	187	51
Employees	91	121
Prepaid expenses	556	170
Miscellaneous	3	13
	$1,018	$685

The Group’s exposure to credit risk, currency risk and impairment loss in respect of trade and other receivables is described in Note 20.